Expense Example, No Redemption - Class C	Oct. 31, 2024 USD ($)
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,398
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,401
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,409